Company Financial Statements (Parent Company Only) - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 228,250	$ 32,148	¥ 249,310	¥ 246,863
Short-term Investments	57,494	8,098	0
Amounts due from a subsidiary			0
Total current assets	453,048	63,810	387,155
Non-current assets:
Total non-current assets	145,597	20,507	143,712
Total assets	598,645	84,317	530,867
Current liabilities
Accruals and other liabilities	94,149	13,261	97,763
Total current liabilities	250,075	35,222	282,341
Non-current liabilities:
Total non-current liabilities	134,351	18,923	123,848
Total liabilities	384,426	54,145	406,189
Shareholders' equity:
Statutory reserves	1,239	175	1,191
Accumulated deficit	(1,754,542)	(247,122)	(1,450,374)
Accumulated other comprehensive (loss) income	15,079	2,124	15,010
Total shareholders' equity	214,219	30,172	124,678	¥ 334,046	¥ 277,700
Total liabilities and shareholders' equity	598,645	84,317	530,867
Common Class A [Member]
Shareholders' equity:
Common stock	56	8	51
Common Class B [Member]
Shareholders' equity:
Common stock	24	3	24
Parent Company [Member]
Current assets:
Cash and cash equivalents	12,239	1,724	362
Short-term deposits	14,397	2,028	0
Short-term Investments	57,494	8,098	0
Total current assets	97,827	13,779	14,059
Non-current assets:
Investments in subsidiaries	207,846	29,274	213,579
Total non-current assets	207,846	29,274	213,579
Total assets	305,673	43,053	227,638
Current liabilities
Accruals and other liabilities	8,943	1,260	27,432
Total current liabilities	12,378	1,743	38,662
Non-current liabilities:
Net interests of the VIEs	79,503	11,198	64,718
Total non-current liabilities	79,503	11,198	64,718
Total liabilities	91,881	12,941	103,380
Shareholders' equity:
Additional paid-in capital	1,951,936	274,924	1,558,356
Statutory reserves	1,239	175	1,191
Accumulated deficit	(1,754,542)	(247,122)	(1,450,374)
Accumulated other comprehensive (loss) income	15,079	2,124	15,010
Total shareholders' equity	213,792	30,112	124,258
Total liabilities and shareholders' equity	305,673	43,053	227,638
Parent Company [Member] | Related Party [Member]
Current assets:
Amounts due from a subsidiary	13,697	1,929	13,697
Current liabilities
Amounts due to the subsidiaries the VIEs	3,435	483	11,230
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Common stock	56	8	51
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Common stock	¥ 24	$ 3	¥ 24